Related party transactions and balances - Summary of compensation for key management (Details) - Key management personnel of entity or parent [member] - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Disclosure of transactions between related parties [line items]
Salaries			$ 1,120,768	$ 970,234
Retirement benefit			231,146	185,970
Salaries and Retirement benefit	$ 2,296,039	$ 561,529	$ 1,351,914	$ 1,156,204